Investments In And Loan Receivables From Affiliated Companies (Schedule Of Financial Information Of Affiliated Companies) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Revenues	¥ 1,008,019	¥ 933,685	¥ 930,644
Cost of revenues	735,836	678,653	681,374
Net income	66,019	61,108	47,908
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Revenues	231,133	222,694	210,492
Cost of revenues	167,905	162,836	155,350
Net income	¥ 3,038	¥ 1,442	¥ 873